VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
VESSELS AND EQUIPMENT, NET [Abstract]
VESSELS AND EQUIPMENT, NET
4.	VESSELS AND EQUIPMENT, NET

The capitalized cost of the vessels and equipment, and the related accumulated depreciation at December 31, 2011 and 2010 were as follows:

	At December 31,
	2011	2010

Ocean-going vessels	$127,468	$124,596
River barges and pushboats	398,391	331,801
PSVs	199,453	171,385
Advances for PSV construction	68,149	77,106
Furniture and equipment	10,458	8,861
Building, land, operating base and shipyard	52,491	49,179
Total original book value	856,410	762,928
Accumulated depreciation	(184,965)	(150,232)
Net book value	$671,445	$612,696

For the three years ended December 31, 2011 depreciation expense was $34,891, $29,880 and $37,609, respectively.

Certain interest costs incurred during the construction of vessels are capitalized as part of the assets' carrying values and are depreciated over such assets' estimated useful lives. Capitalized interest for the three years ended December 31, 2011 totaled $0, $1,010 and $2,354, respectively.

ACQUISITIONS AND DISPOSALS

Ocean Business

During 2010, we purchased and took delivery of two feeder container vessels for an aggregate total purchase price of $26,200.

During 2010, we sold and delivered three Capesize vessels for an aggregate total sale price of $36,584 net of commissions and Ultrapetrol recognized a net gain on sale of vessel of $724.

During 2009, we sold and delivered one Capesize vessel, for a total sale price of $9,840 net of commissions and Ultrapetrol recognized a gain on sale of vessel of $1,415.

River Business

During 2011, we purchased three pushboats, for a total aggregate purchase price of $2,900. The Company has also incurred $2,000 in additional direct costs relating to these acquisitions.

During 2011, forty-two barges had been built (twenty-seven of which had commenced their operation) in our own shipyard in Punta Alvear, Argentina for a total cost of $31,400.

During 2010, sixteen barges had been built (seven of which had commenced their operation) in our own shipyard in Punta Alvear, Argentina for a total cost of $18,400.

Subsequent events

On February 13, 2012, the Company signed a memorandum of agreement (MOA) to sell its pushboat Cavalier VIII for a total sale price of $3,850, which was delivered to the buyer on February 24, 2012.

Offshore Supply Business

On December 21, 2007, UP Offshore (Bahamas) Ltd. (our holding company in the Offshore Supply Business) signed two contracts with a shipyard in China to construct two PSVs.  The price for each new PSV to be constructed in China was $26,400 to be paid in five installments of 20% of the contract price each, prior to delivery. On December 20, 2010 we took delivery of the first Chinese PSV UP Turquoise and on June 10, 2011, we took delivery of the second one, named UP Jasper.

On February 21 and June 13, 2007, UP Offshore (Bahamas) Ltd. (our holding company in the Offshore Supply Business) signed shipbuilding contracts with a shipyard in India for construction of four PSVs with a combined cost of $88,052, with contracted deliveries extended to 2012.  The purchase price is to be paid in five installments of 20% of the contract price each, prior to delivery.  As of December 31, 2011, UP Offshore (Bahamas) Ltd. had paid installments on these contracts totaling $57,233, which are recorded as Advances for PSV construction.

As of December 31, 2011, the Company had remaining commitments of $30,819 on non-cancellable contracts for the construction of four PSVs in India scheduled for delivery in 2012.

Subsequent events

On January 24, 2012 we paid $4,400 corresponding to the fourth 20% installment of one of our PSVs under construction in India, out of which $3,450 were drawn down under our loan facility with DVB Bank and Natixis.